Acquisition of Stingray Entities - Consideration Transferred (Details)	Nov. 24, 2014 USD ($)
Business Acquisition [Line Items]
Consideration transferred	$ 183,630,000
Stingray Pressure Pumping LLC
Business Acquisition [Line Items]
Consideration transferred	176,910,000
Stingray Logistics LLC
Business Acquisition [Line Items]
Consideration transferred	$ 6,720,000